Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of the classification of operating and finance lease assets and obligations in the Company's Consolidated Balance Sheets	The following table summarizes the classification of operating and finance lease assets and obligations in the Company’s Condensed Consolidated Balance Sheets as of June 30, 2022 and December 31, 2021 (in thousands):

	June 30, 2022	December 31, 2021
Operating leases:
Right of use assets	$1,876	$1,139

Operating lease liabilities, current	$343	$235
Operating lease liabilities, noncurrent	1,551	985

Total operating lease liabilities	$1,894	$1,220

Finance leases:
Right of use assets	$86	$102

Finance lease liabilities, current	$34	$32
Finance lease liabilities, noncurrent	66	82

Total finance lease liabilities	$100	$114

The following table summarizes the classification of operating and finance lease assets and obligations in the Company’s Consolidated Balance Sheets as of December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
Operating leases:
Right of use assets	$1,139	$1,415

Operating lease liabilities, current	$235	$195
Operating lease liabilities, noncurrent	985	1,219

Total operating lease liabilities	$1,220	$1,414

Finance leases:
Right of use assets	$102	$145

Finance lease liabilities, current	$32	$30
Finance lease liabilities, noncurrent	82	115

Total finance lease liabilities	$114	$145

Schedule of Maturities of lease liabilities for the Company's operating and finance leases
Maturities of lease liabilities for the Company’s operating and finance leases are as follows as of June 30, 2022 (in thousands):

	Operating Leases	Finance Leases	Total
2022 (remaining six months)	242	20	262
2023	494	40	534
2024	507	40	547
2025	507	10	517
2026	421	—	421
Thereafter	119	—	119

Total lease payments	2,290	110	2,400
Less: imputed interest	(396)	(10)	(406)

Present value of lease liabilities	$1,894	$100	$1,994

Maturities of lease liabilities for the Company’s operating and finance leases are as follows for the year ending December 31, 2021 (in thousands):

	Operating Leases	Finance Leases	Total
2022	$326	$40	$366
2023	332	40	372
2024	341	40	381
2025	282	7	289
2026	180	—	180
Thereafter	—	—	—

Total lease payments	1,461	127	1,588
Less: imputed interest	(241)	(13)	(254)

Present value of lease liabilities	$1,220	$114	$1,334